GUARANTOR FINANCIAL INFORMATION - Statement of Cash Flows - 10K (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
	Feb. 08, 2013	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		$ (57.2)		$ 2.5	[1]	$ 155.3		$ 174.0		$ 123.3
Capital expenditures		(18.6)		(17.2)	[1]	(48.3)		(55.5)		(28.6)
Business acquisitions, net of cash acquired		(29.2)		(34.2)	[1]	(41.7)		0.0		(627.6)
Insurance proceeds for property, plant and equipment						0.0		0.0		13.1
Proceeds from the sale of certain assets		0.4		2.0	[1]	6.2		3.4		3.7
Net cash used in investing activities		(47.4)		(49.4)	[1]	(83.8)		(52.1)		(639.4)
Net increase (decrease) in short-term borrowings and overdraft		(8.4)		6.6	[1]	23.0		(4.7)		(6.3)
Repayments of long-term debt		(15.1)		(15.9)	[1]
Repayment of Contributed Loan						0.0		0.0		(48.6)
Payment of financing costs						0.0		(1.8)		(48.8)
Other financing activities		(1.6)		(2.1)	[1]	(3.7)		(3.2)		(2.6)
Net cash (used in) provided by financing activities		(36.6)		(23.5)	[1]	(12.1)		(75.1)		649.0
Effect of exchange rate changes on cash and cash equivalents		0.1		(5.9)	[1]	(7.8)		(15.6)		(5.1)
Net increase (decrease) in cash and cash equivalents		(141.1)		(76.3)	[1]	51.6		31.2		127.8
Cash and cash equivalents at beginning of period		326.9	[1]	275.3	[1]	275.3	[1]	244.1		116.3
Cash and cash equivalents at end of period		185.8		199.0	[1]	326.9	[1]	275.3	[1]	244.1
Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(27.2)				89.1		77.3		76.9
Capital expenditures		(13.2)				(29.5)		(40.3)		(21.1)
Business acquisitions, net of cash acquired		0.0				(8.1)				(627.6)
Insurance proceeds for property, plant and equipment										0.0
Proceeds from the sale of certain assets		0.0				3.5		0.0		0.3
Net cash used in investing activities		(13.2)				(34.1)		(40.3)		(648.4)
Net increase (decrease) in short-term borrowings and overdraft		(11.2)				17.3		(4.2)		(2.0)
Repayments of long-term debt		(15.1)
Payment of financing costs								(1.8)
Other financing activities		(1.4)				(3.6)		(2.7)		(2.2)
Net cash (used in) provided by financing activities		(39.2)				(17.7)		(74.1)		653.7
Effect of exchange rate changes on cash and cash equivalents		0.0				0.0		0.0		0.0
Net increase (decrease) in cash and cash equivalents		(79.6)				37.3		(37.1)		82.2
Cash and cash equivalents at beginning of period		141.5		104.2		104.2		141.3		59.1
Cash and cash equivalents at beginning of period, including additional guarantors										141.3
Cash and cash equivalents at end of period		61.9				141.5		104.2		141.3
Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(20.4)				7.9		78.0		4.6
Capital expenditures		(1.2)				(5.5)		(2.4)		(0.6)
Business acquisitions, net of cash acquired		0.0				0.0				0.0
Insurance proceeds for property, plant and equipment										0.0
Proceeds from the sale of certain assets		0.4				2.7		0.0		0.0
Net cash used in investing activities		(0.8)				(2.8)		(2.4)		(0.6)
Net increase (decrease) in short-term borrowings and overdraft		0.0				0.0		(1.9)		(3.2)
Repayments of long-term debt		0.0
Payment of financing costs								0.0
Other financing activities		0.0				0.0		0.0		0.0
Net cash (used in) provided by financing activities		0.0				0.0		(1.9)		(3.2)
Effect of exchange rate changes on cash and cash equivalents		(0.4)				(0.2)		(0.1)		0.0
Net increase (decrease) in cash and cash equivalents		(21.6)				4.9		73.6		0.8
Cash and cash equivalents at beginning of period		93.0		88.1		88.1		0.8		0.0
Cash and cash equivalents at beginning of period, including additional guarantors										14.5
Cash and cash equivalents at end of period		71.4				93.0		88.1		0.8
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		(9.6)				58.3		18.7		41.8
Capital expenditures		(4.2)				(13.3)		(12.8)		(6.9)
Business acquisitions, net of cash acquired		(29.2)				(33.6)				0.0
Insurance proceeds for property, plant and equipment										13.1
Proceeds from the sale of certain assets		0.0				0.0		3.4		3.4
Net cash used in investing activities		(33.4)				(46.9)		(9.4)		9.6
Net increase (decrease) in short-term borrowings and overdraft		2.8				5.7		1.4		(1.1)
Repayments of long-term debt		0.0
Payment of financing costs								0.0
Other financing activities		(0.2)				(0.1)		(0.5)		(0.4)
Net cash (used in) provided by financing activities		2.6				5.6		0.9		(1.5)
Effect of exchange rate changes on cash and cash equivalents		0.5				(7.6)		(15.5)		(5.1)
Net increase (decrease) in cash and cash equivalents		(39.9)				9.4		(5.3)		44.8
Cash and cash equivalents at beginning of period		92.4		83.0		83.0		102.0		57.2
Cash and cash equivalents at beginning of period, including additional guarantors										88.3
Cash and cash equivalents at end of period		52.5				92.4		83.0		102.0
Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities						155.3		174.0		123.3
Capital expenditures						(48.3)		(55.5)		(28.6)
Business acquisitions, net of cash acquired						(41.7)				(627.6)
Insurance proceeds for property, plant and equipment										13.1
Proceeds from the sale of certain assets						6.2		3.4		3.7
Net cash used in investing activities						(83.8)		(52.1)		(639.4)
Net increase (decrease) in short-term borrowings and overdraft						23.0		(4.7)		(6.3)
Payment of financing costs								(1.8)
Other financing activities						(3.7)		(3.2)		(2.6)
Net cash (used in) provided by financing activities						(12.1)		(75.1)		649.0
Effect of exchange rate changes on cash and cash equivalents						(7.8)		(15.6)		(5.1)
Net increase (decrease) in cash and cash equivalents						51.6		31.2		127.8
Cash and cash equivalents at beginning of period		326.9		275.3		275.3		244.1		116.3
Cash and cash equivalents at beginning of period, including additional guarantors										244.1
Cash and cash equivalents at end of period						326.9		275.3		244.1
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash (used in) provided by operating activities		0.0		0.0		0.0		0.0		0.0
Capital expenditures		0.0		0.0		0.0		0.0		0.0
Business acquisitions, net of cash acquired		0.0		0.0		0.0				0.0
Insurance proceeds for property, plant and equipment										0.0
Proceeds from the sale of certain assets		0.0		0.0		0.0		0.0		0.0
Net cash used in investing activities		0.0		0.0		0.0		0.0		0.0
Net increase (decrease) in short-term borrowings and overdraft		0.0		0.0		0.0		0.0		0.0
Repayments of long-term debt		0.0		0.0
Payment of financing costs								0.0
Other financing activities		0.0		0.0		0.0		0.0		0.0
Net cash (used in) provided by financing activities		0.0		0.0		0.0		0.0		0.0
Effect of exchange rate changes on cash and cash equivalents		0.0		0.0		0.0		0.0		0.0
Net increase (decrease) in cash and cash equivalents		0.0		0.0		0.0		0.0		0.0
Cash and cash equivalents at beginning of period		0.0		0.0		0.0		0.0		0.0
Cash and cash equivalents at beginning of period, including additional guarantors										0.0
Cash and cash equivalents at end of period		$ 0.0		$ 0.0		0.0		0.0		0.0
Amended and Restated Senior Subordinated Term Loan [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						0.0		(58.4)		0.0
Amended and Restated Senior Subordinated Term Loan [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt								(58.4)
Amended and Restated Senior Subordinated Term Loan [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt								0.0
Amended and Restated Senior Subordinated Term Loan [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt								0.0
Amended and Restated Senior Subordinated Term Loan [Member] | Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt								(58.4)
Amended and Restated Senior Subordinated Term Loan [Member] | Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt								0.0
Acquisition Term Loan [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt						0.0		0.0		698.3
Repayments of long-term debt						(19.3)		(7.0)		0.0
Acquisition Term Loan [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										698.3
Repayments of long-term debt						(19.3)		(7.0)
Acquisition Term Loan [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
Repayments of long-term debt						0.0		0.0
Acquisition Term Loan [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
Repayments of long-term debt						0.0		0.0
Acquisition Term Loan [Member] | Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										698.3
Repayments of long-term debt						(19.3)		(7.0)
Acquisition Term Loan [Member] | Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
Repayments of long-term debt						0.0		0.0
5 3/4% Senior Notes Due 2021 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt						0.0		0.0		500.0
5 3/4% Senior Notes Due 2021 [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										500.0
5 3/4% Senior Notes Due 2021 [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
5 3/4% Senior Notes Due 2021 [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
5 3/4% Senior Notes Due 2021 [Member] | Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										500.0
5 3/4% Senior Notes Due 2021 [Member] | Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from issuance of long-term debt										0.0
9.75% Senior Secured Notes Due 2015 [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt	$ (330.0)					0.0		0.0		(330.0)
9.75% Senior Secured Notes Due 2015 [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt										330.0
9.75% Senior Secured Notes Due 2015 [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt										0.0
9.75% Senior Secured Notes Due 2015 [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt										0.0
9.75% Senior Secured Notes Due 2015 [Member] | Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt										330.0
9.75% Senior Secured Notes Due 2015 [Member] | Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt										0.0
2011 Term Loan [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt	$ (113.0)					0.0		$ 0.0		(113.0)
2011 Term Loan [Member] | Products Corporation [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						(12.1)				(113.0)
Repayment of Contributed Loan										(48.6)
Payment of financing costs										(48.8)
2011 Term Loan [Member] | Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						0.0				0.0
Repayment of Contributed Loan										0.0
Payment of financing costs										0.0
2011 Term Loan [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						0.0				0.0
Repayment of Contributed Loan										0.0
Payment of financing costs										0.0
2011 Term Loan [Member] | Consolidated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						(12.1)				(113.0)
Repayment of Contributed Loan										(48.6)
Payment of financing costs										(48.8)
2011 Term Loan [Member] | Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Repayments of long-term debt						$ 0.0				0.0
Repayment of Contributed Loan										0.0
Payment of financing costs										$ 0.0

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.